Summary of Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2025
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The Company prepared the accompanying unaudited consolidated financial statements in accordance with United States generally accepted accounting principles (“GAAP”) and applicable rules and regulations of the SEC for interim financial reporting. In the opinion of management, all adjustments necessary for a fair statement of financial position and results of operations have been included. All such adjustments are of a normal recurring nature, unless otherwise disclosed. The results of operations for the interim periods shown in this information statement/proxy statement/prospectus are not necessarily indicative of results that may be expected for any future period, including the full year.
The accompanying consolidated financial statements include the accounts of the Company and its subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
Since the merger between Strive Enterprises, Inc. and Asset Entities has been determined to be a reverse acquisition, with SEI being the accounting acquirer, the Company determined that SEI is the Predecessor and Strive, Inc. is the Successor. The financial information as of December 31, 2024 and for the periods ending September 30, 2024, the period from January 1, 2025 to September 11, 2025, and the period from July 1, 2025 to September 11, 2025 reflect the historical financial information of the Predecessor and are referred to as the “Predecessor Periods”. The financial information as of September 30, 2025 and for the period from September 12, 2025 to September 30, 2025 reflect the financial information of Strive, Inc. and are referred to as the “Successor Periods”.

Use of estimates
Use of estimates
The preparation of consolidated financial statements in conformity with GAAP requires management of the Company to make estimates and assumptions that affect the reporting amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and accompanying notes. Due to uncertainties in the estimation process, actual results could differ from those estimates.

Digital assets, at fair value
Digital assets, at fair value
The Company accounts for its digital assets, which consist solely of bitcoin, in accordance with Accounting Standards Codification (“ASC”) 350, Intangibles - Goodwill and Other. The Company has ownership of and control over its bitcoin and is engaged with multiple geographically dispersed third-party custodial services to store its bitcoin. The
Company initially records its digital assets at cost, inclusive of transaction costs and fees. The Company subsequently remeasures its digital assets to fair value at the end of each reporting period in accordance with ASC 820, Fair Value Measurement, based on quoted (unadjusted) prices on the Coinbase exchange. Any changes in fair value are recognized in net income within net unrealized gain (loss) on digital assets. Realized gains or losses are recorded upon the sale of digital assets based upon the difference between the sales price and the carrying value of the specific bitcoin sold.

Fair value measurement
Fair value measurement
The Company measures certain assets and liabilities at fair value on a recurring or non-recurring basis. Fair value is defined as the price that is expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company uses a three-level hierarchy that prioritizes fair value measurements based on the types of inputs used for the various valuation techniques. The three levels of the fair value hierarchy are described below:
Level 1: Quoted (unadjusted) prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.
Level 2: Inputs other than quoted prices that are either directly or indirectly observable, such as quoted prices in active markets for similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
Level 3: Inputs that are generally observable, supported by little or no market activity, and typically reflect management’s estimates of assumptions that market participants would use in pricing the asset or liability.
The categorization of an asset or liability within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The valuation techniques used by the Company when measuring the fair value prioritize the use of observable inputs and minimize the use of unobservable inputs.
As of September 30, 2025 and December 31, 2024, the fair value of the Company’s financial assets and liabilities not held at fair value on the consolidated statements of financial condition equaled the related carrying value given the Level 1 nature and short-term maturities of all.

Earnings per share ("EPS")
Earnings per share (“EPS”)
Basic net income (loss) per common share is determined by dividing the net income (loss) by the weighted average number of shares of Class A and Class B common stock outstanding and assumed outstanding common stock during the period. Diluted net income (loss) per common share is determined by dividing the net income (loss) by the weighted average number of shares of Class A and Class B common stock and potential shares of common stock outstanding during the period. The impact from potential shares of common stock on the diluted earnings per share calculation are included when dilutive. Potential shares of Class A common stock consisting of shares underlying employee share awards and outstanding warrants are computed using the treasury stock method. Potentially dilutive shares are only included in the amount of dilutive shares if their impact results in dilution to net income (loss) per share.
The Company’s common stock consists of two classes of common stock, Class A and Class B. Holders of Class A common stock generally have the same rights, including rights to dividends, as holders of Class B common stock, except that holders of Class A common stock have one vote per share while holders of Class B common stock have ten votes per share. Each share of Class B common stock is convertible at any time, at the option of the holder, into one share of Class A common stock. As such, basic and fully diluted earnings per share for Class A common stock and for Class B common stock are the same. The Company has never declared or paid any cash dividends on either Class A or Class B common stock.

Share-based compensation
Share-based compensation
Share-based compensation expense is measured based on the grant-date fair value of the share-based awards. The Company recognizes share-based compensation expense for the portion of each stock award that is expected to vest over the estimated period of service and vesting. For awards that contain a performance condition, share-based compensation expense is not recorded until the achievement of the related performance condition is determined to be probable. Forfeitures are recognized as incurred. Share-based compensation expense is recognized on a straight-line basis over the requisite service period of the grant.

Accounting standards adopted in 2024 and Accounting standards not yet adopted
Accounting standards adopted in 2024
In November 2023, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2023-07, Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which requires incremental disclosures about reportable segments but does not change the definition of a segment or the guidance for determining reportable segments. The new guidance requires disclosure of significant segment expenses that are (1) regularly provided to (or easily computed from information regularly provided to) the chief operating decision maker (“CODM”) and (2) included in the reported measure of segment profit or loss. The new standard also requires companies to disclose the title and position of the individual (or the name of the committee) identified as the CODM, allows companies to disclose multiple measures of segment profit or loss if those measures are used to assess performance and allocate resources, and is applicable to companies with a single reportable segment. The Company adopted the disclosure requirements of ASU 2023-07 during the year ended December 31, 2024.
Accounting standards not yet adopted
In December 2023, the FASB issued Accounting Standards Update No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). ASU 2023-09 requires enhanced disclosures surrounding income taxes, particularly related to rate reconciliation and income taxes paid information. In particular, on an annual basis, companies will be required to disclose specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. Companies will also be required to disclose, on an annual basis, the amount of income taxes paid, disaggregated by federal, state, and foreign taxes, and also disaggregated by individual jurisdictions above a quantitative threshold. The standard is effective for the Company for annual periods beginning after December 15, 2024 on a prospective basis, with retrospective application permitted for all prior periods presented. The Company does not expect the additional disclosure requirements under ASU 2023-09 to have a material impact on the consolidated financial statements.
In November 2024, the FASB issued ASU 2024-03, Disaggregation of Income Statement Expenses (“ASU 2024-03”), which requires entities to disaggregate in a tabular presentation disclosures about specific types of expenses included in the expense captions presented on the face of the income statement, as well as disclosures about selling expenses. Specifically, ASU 2024-03 requires disaggregation of expense captions that include any of the following natural expenses: (1) purchases of inventory, (2) employee compensation, (3) depreciation, (4) intangible asset amortization, and (5) depreciation, depletion, and amortization recognized as part of oil- and gas-producing activities or other types of depletion expenses. The requirements are effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027 and are required to be applied prospectively with the option for retrospective application. Early adoption is permitted. The Company does not expect the additional disclosure requirements under ASU 2024-03 to have a material impact on the consolidated financial statements.